Subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Subsidiaries
Note 18 – Subsidiaries
The principal subsidiaries of G. Willi-Food International Ltd, all of which have been included in these consolidated financial statements, are as follows:

Subsidiary	Country of incorporation and principal place of business	Proportion of ownership interest
		December 31,
		2 0 2 5	2 0 2 4
Euro European Dairies (Goldfrost) Ltd.	Israel	100%	100%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	100%	100%
W. Capital Ltd.	Israel	100%	100%